Dividends on ordinary capital (Tables)	12 Months Ended
Dec. 31, 2025
Dividend On Ordinary Capital [Abstract]
Summary of Dividends on Ordinary Capital

	€ million 2025	€ million 2024	€ million 2023
Dividends on ordinary capital during the year	(4,453)	(4,320)	(4,327)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares	(6,752)	–	–
Total	(11,205)	(4,320)	(4,327)